                                                                                                             UNITED STATES
                                                                                 SECURITIES AND EXCHANGE COMMISSION
                                                                                                   WASHINGTON, D.C. 20549

                                                                                                               FORM N-Q

                                                                       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                                                                       REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:   USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code:           9800 FREDERICKSBURG ROAD
                                                                                                         SAN ANTONIO, TX  78288

Name and Address of Agent for Service:                                 CHRISTOPHER P. LAIA
                                                                                                         USAA MUTUAL FUNDS TRUST
                                                                                                         9800 FREDERICKSBURG ROAD
                                                                                                         SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:      MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2010

[USAA LOGO]
    USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GNMA TRUST ®
FEBRUARY 28, 2010

(Form N-Q)

48473 -0410                                                                                                                                                                                                                                                   ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA GNMA Trust
February 28, 2010 (unaudited)

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

	U.S. GOVERNMENT AGENCY ISSUES (84.3%)(a)
	Mortgage-Backed Pass-Through Securities, Single-Family (77.6%)
$5,543	Government National Mortgage Assn. I	4.50%	5/15/2024	$5,835
8,430	Government National Mortgage Assn. I	4.50	9/15/2024	8,873
6,370	Government National Mortgage Assn. I	4.50	10/15/2024	6,705
6,613	Government National Mortgage Assn. I	4.50	10/15/2024	6,961
9,943	Government National Mortgage Assn. I	4.50	11/15/2039	10,140
7,042	Government National Mortgage Assn. I	5.00	2/15/2039	7,354
2,887	Government National Mortgage Assn. I	5.50	12/15/2018	3,104
16,062	Government National Mortgage Assn. I	5.50	10/15/2033	17,133
6,480	Government National Mortgage Assn. I	5.50	12/15/2033	6,912
3,344	Government National Mortgage Assn. I	5.50	7/15/2034	3,563
12,919	Government National Mortgage Assn. I	5.50	10/15/2035	13,750
7,735	Government National Mortgage Assn. I	5.50	3/15/2038	8,200
9,642	Government National Mortgage Assn. I	5.50	4/15/2038	10,222
20,578	Government National Mortgage Assn. I	5.50	6/15/2039	21,816
2,586	Government National Mortgage Assn. I	6.00	12/15/2016	2,788
2,834	Government National Mortgage Assn. I	6.00	8/15/2022	3,049
1,734	Government National Mortgage Assn. I	6.00	4/15/2028	1,866
614	Government National Mortgage Assn. I	6.00	11/15/2028	665
1,374	Government National Mortgage Assn. I	6.00	2/15/2029	1,488
1,016	Government National Mortgage Assn. I	6.00	7/15/2029	1,096
1,338	Government National Mortgage Assn. I	6.00	5/15/2032	1,449
4,613	Government National Mortgage Assn. I	6.00	1/15/2033	4,984
1,327	Government National Mortgage Assn. I	6.00	2/15/2033	1,433
1,678	Government National Mortgage Assn. I	6.00	7/15/2033	1,813
1,050	Government National Mortgage Assn. I	6.00	9/15/2033	1,135
4,092	Government National Mortgage Assn. I	6.00	3/15/2037	4,372
7,135	Government National Mortgage Assn. I	6.00	9/15/2037	7,623
4,857	Government National Mortgage Assn. I	6.00	5/15/2038	5,187
9,846	Government National Mortgage Assn. I	6.00	5/15/2038	10,516
3,633	Government National Mortgage Assn. I	6.00	9/15/2038	3,881
6,963	Government National Mortgage Assn. I	6.00	10/15/2038	7,437
5,795	Government National Mortgage Assn. I	6.00	12/15/2038	6,189
359	Government National Mortgage Assn. I	6.50	5/15/2028	395
404	Government National Mortgage Assn. I	6.50	5/15/2028	445
409	Government National Mortgage Assn. I	6.50	7/15/2028	449
329	Government National Mortgage Assn. I	6.50	9/15/2028	362
1,126	Government National Mortgage Assn. I	6.50	11/15/2028	1,239
49	Government National Mortgage Assn. I	6.50	1/15/2029	54
47	Government National Mortgage Assn. I	6.50	1/15/2029	51
935	Government National Mortgage Assn. I	6.50	3/15/2031	1,025
1,069	Government National Mortgage Assn. I	6.50	10/15/2031	1,172
694	Government National Mortgage Assn. I	6.50	1/15/2032	757
299	Government National Mortgage Assn. I	6.50	3/15/2032	326
1,005	Government National Mortgage Assn. I	6.50	8/15/2032	1,096
4,686	Government National Mortgage Assn. I	6.50	9/15/2032	5,125
145	Government National Mortgage Assn. I	6.75	5/15/2028	162
73	Government National Mortgage Assn. I	6.75	5/15/2028	81
77	Government National Mortgage Assn. I	7.00	4/15/2027	85
716	Government National Mortgage Assn. I	7.00	5/15/2027	798
61	Government National Mortgage Assn. I	7.00	6/15/2028	68

1  |  USAA GNMA Trust

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$52	Government National Mortgage Assn. I	7.00%	7/15/2028	$58
201	Government National Mortgage Assn. I	7.00	8/15/2028	225
117	Government National Mortgage Assn. I	7.00	8/15/2028	131
202	Government National Mortgage Assn. I	7.00	9/15/2028	226
1,163	Government National Mortgage Assn. I	7.00	5/15/2029	1,300
1,029	Government National Mortgage Assn. I	7.00	6/15/2029	1,150
530	Government National Mortgage Assn. I	7.00	8/15/2031	593
293	Government National Mortgage Assn. I	7.00	9/15/2031	327
399	Government National Mortgage Assn. I	7.00	10/15/2031	446
163	Government National Mortgage Assn. I	7.00	6/15/2032	182
609	Government National Mortgage Assn. I	7.00	7/15/2032	680
285	Government National Mortgage Assn. I	7.50	2/15/2028	321
59	Government National Mortgage Assn. I	7.50	3/15/2029	66
154	Government National Mortgage Assn. I	7.50	4/15/2029	174
74	Government National Mortgage Assn. I	7.50	7/15/2029	84
158	Government National Mortgage Assn. I	7.50	10/15/2029	179
427	Government National Mortgage Assn. I	7.50	10/15/2029	482
64	Government National Mortgage Assn. I	7.50	12/15/2030	72
64	Government National Mortgage Assn. I	7.50	1/15/2031	73
105	Government National Mortgage Assn. I	7.50	11/15/2031	119
15	Government National Mortgage Assn. I	8.00	1/15/2022	17
196	Government National Mortgage Assn. I	8.00	6/15/2023	226
277	Government National Mortgage Assn. I	8.00	5/15/2027	319
162	Government National Mortgage Assn. I	8.00	7/15/2030	187
86	Government National Mortgage Assn. I	8.00	9/15/2030	99
48	Government National Mortgage Assn. I	8.50	6/15/2021	56
11	Government National Mortgage Assn. I	8.50	7/15/2022	12
109	Government National Mortgage Assn. I	9.00	7/15/2021	125
13,815	Government National Mortgage Assn. II	4.50	4/20/2024	14,490
7,612	Government National Mortgage Assn. II	5.00	5/20/2033	7,984
8,671	Government National Mortgage Assn. II	5.00	7/20/2033	9,093
5,914	Government National Mortgage Assn. II	5.00	6/20/2034	6,197
17,397	Government National Mortgage Assn. II	5.00	9/20/2035	18,201
7,968	Government National Mortgage Assn. II	5.00	2/20/2037	8,311
1,824	Government National Mortgage Assn. II	5.50	4/20/2033	1,945
6,496	Government National Mortgage Assn. II	5.50	3/20/2034	6,918
24,644	Government National Mortgage Assn. II	5.50	2/20/2035	26,217
21,403	Government National Mortgage Assn. II	5.50	4/20/2035	22,768
12,176	Government National Mortgage Assn. II	5.50	7/20/2035	12,953
8,838	Government National Mortgage Assn. II	5.50	1/20/2037	9,370
924	Government National Mortgage Assn. II	6.00	3/20/2031	999
2,258	Government National Mortgage Assn. II	6.00	8/20/2032	2,442
1,835	Government National Mortgage Assn. II	6.00	9/20/2032	1,984
1,924	Government National Mortgage Assn. II	6.00	10/20/2033	2,079
1,739	Government National Mortgage Assn. II	6.00	12/20/2033	1,875
5,779	Government National Mortgage Assn. II	6.00	2/20/2034	6,228
5,446	Government National Mortgage Assn. II	6.00	3/20/2034	5,869
4,603	Government National Mortgage Assn. II	6.00	9/20/2034	4,964
11,155	Government National Mortgage Assn. II	6.00	10/20/2034	12,021
2,509	Government National Mortgage Assn. II	6.00	11/20/2034	2,700
6,414	Government National Mortgage Assn. II	6.00	5/20/2036	6,880
353	Government National Mortgage Assn. II	6.50	5/20/2031	387
285	Government National Mortgage Assn. II	6.50	7/20/2031	312
815	Government National Mortgage Assn. II	6.50	8/20/2031	894
1,232	Government National Mortgage Assn. II	6.50	4/20/2032	1,348
1,160	Government National Mortgage Assn. II	6.50	6/20/2032	1,267
4,090	Government National Mortgage Assn. II	6.50	8/20/2034	4,423
1,075	Government National Mortgage Assn. II	7.00	9/20/2030	1,202
145	Government National Mortgage Assn. II	7.50	4/20/2031	164
46	Government National Mortgage Assn. II	8.00	12/20/2022	52
991	Government National Mortgage Assn. II	8.00	8/20/2030	1,137
9,499	Fannie Mae (+)	5.00	12/01/2035	9,882
6,821	Fannie Mae (+)	5.50	11/01/2037	7,193
555	Fannie Mae (+)	6.00	2/01/2017	599
13,564	Fannie Mae (+)	6.00	5/01/2038	14,406

Portfolio of Investments  |  2

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

$437	Fannie Mae (+)	6.50%		10/01/2016	$ 476
2,894	Fannie Mae (+)	6.50		12/01/2016	3,153
2,099	Freddie Mac (+)	5.00		1/01/2021	2,233
6,811	Freddie Mac (+)	5.50		12/01/2035	7,219

					467,993

	Collateralized Mortgage Obligations (1.9%)
10,663	Government National Mortgage Assn. I	5.50		3/16/2032	11,230
18	Government National Mortgage Assn. I	5.86		10/16/2023	18

					11,248

	Other U.S. Government Guaranteed Securities (4.8%)
5,000	Bank of America Corp., FDIC TLGP	0.45	(b)	6/22/2012	5,032
5,000	JPMorgan Chase & Co., FDIC TLGP	0.50	(b)	12/26/2012	5,049
5,000	JPMorgan Chase & Co., FDIC TLGP	0.63	(b)	6/22/2012	5,053
4,000	MetLife, Inc., FDIC TLGP	0.57	(b)	6/29/2012	4,038
5,000	State Street Corp., FDIC TLGP	0.45	(b)	9/15/2011	5,019
5,000	Union Bank N.A., FDIC TLGP	0.45	(b)	3/16/2012	5,027

					29,218

	Total U.S. Government Agency Issues (cost: $483,556)				508,459

	U.S. TREASURY SECURITIES (1.7%)
	Notes (1.7%)
10,000	3.63%, 2/15/2020 (cost: $9,936)				10,030

	MONEY MARKET INSTRUMENTS (13.7%)
	REPURCHASE AGREEMENTS (13.7%)
82,600	Credit Suisse First Boston, LLC, 0.10%, acquired on 2/26/2010 and due on 3/01/2010 at $82,600 (collateralized by $8,439 of Government National Mortgage Assn. I(a), 5.50%, due 5/15/2033; $70,898 of Government National Mortgage Assn. II(a), 5.50 – 6.00%, due 3/20/2038 - 9/20/2038; combined market value $84,252)(cost: $82,600)				82,600

	Total Investments (cost: $576,092)				$ 601,089

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs		(LEVEL 3) Significant Unobservable Inputs	Total
U.S. GOVERNMENT AGENCY ISSUES	$—	$508,459		$—	$508,459
U.S. TREASURY SECURITIES	10,030	—		—	10,030
MONEY MARKET INSTRUMENTS:
REPURCHASE AGREEMENTS	—	82,600		—	82,600
Total	$10,030	$591,059		$—	$601,089

3  |  USAA GNMA Trust

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

4  |  USAA GNMA Trust

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. Subsequent events - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

5  |  USAA GNMA Trust

F. New accounting pronouncement - In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

G. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation of investments as of February 28, 2010, was $24,997,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $603,079,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)
U.S. government agency issues – mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(b)	Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

FDIC TLGP
The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012.  The guarantee carries the full faith and credit of the U.S. government.

Portfolio of Investments  |  6

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.